DESCRIPTION OF BUSINESS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	May 01, 2005
Variable Interest Entity [Line Items]
VIE consolidated carrying amount, liabilities		$ 300,000
Spreadtrum Beijing [Member]
Variable Interest Entity [Line Items]
Loans receivable, net				1,000,000
Ownership percentage of equity method investment			37.90%
VIE consolidated carrying amount, liabilities		299,648
Contributed capital			700,000
Individual Nominee [Member]
Variable Interest Entity [Line Items]
Ownership percentage of equity method investment			20.70%
PRC Nominees [Member]
Variable Interest Entity [Line Items]
Ownership percentage of equity method investment			62.10%
Variable Interest [Member]
Variable Interest Entity [Line Items]
Registered capital	$ 1,700,000